Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	(41.00%)	41.00%	41.00%
Non-deductible expenses	4.20%	1.30%	10.30%
Income tax credits	(3.60%)	(2.00%)	(18.00%)
Change in statutory tax rate	(36.20%)	0.90%	(4.60%)
Change in valuation allowances	491.00%	174.50%	4.70%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(21.20%)	1.50%	5.80%
Lower tax rate applied to life and non-life insurance business in Japan	(7.80%)	(2.80%)	(30.30%)
Foreign income tax differential	6.70%	(10.50%)	(17.60%)
Adjustments to tax accruals and reserves	(15.90%)	4.50%	16.20%
Effect of equity in net income (loss) of affiliated companies	60.00%	(2.80%)	46.00%
Sony Ericsson remeasurement gain	(50.60%)
Insurance recovery tax exemptions related to the Floods	(5.20%)
Other	(1.40%)	1.90%	(1.60%)
Effective income tax rate	379.00%	207.50%	51.90%